Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Registrant Name	Galaxy Digital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-262378
Entity Tax Identification Number	87-0836313
Entity Address, Address Line One	300 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	390-9216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001859392
Amendment Flag	false
Current Fiscal Year End Date	--12-31